Eaton Vance Richard Bernstein All Asset Strategy Fund
Investment Objective
The Fund's investment objective is total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 34 of this Prospectus and page 21 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Richard Bernstein All Asset Strategy Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Richard Bernstein All Asset Strategy Fund	Class A	Class C	Class I
Management Fees	0.83%	0.83%	0.83%
Distribution and Service (12b-1) Fees	0.25%	1.00%	none
Other Expenses	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.32%	2.07%	1.07%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Richard Bernstein All Asset Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	702	969	1,257	2,074
Class C	310	649	1,114	2,400
Class I	109	340	590	1,306

Expense Example, No Redemption - Eaton Vance Richard Bernstein All Asset Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	702	969	1,257	2,074
Class C	210	649	1,114	2,400
Class I	109	340	590	1,306

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

In seeking its investment objective, the Fund has flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.

The Fund is managed in a macro-driven, top-down style that emphasizes and de-emphasizes various global market segments and asset classes at different times. Market segments chosen for emphasis and/or de-emphasis may vary from general market consensus views and the Fund may at times seek to identify areas where, in the sub-adviser’s opinion, there is scarcity of capital and/or potentially overlooked investment opportunities. Exposures will vary among asset classes based on the sub-adviser’s assessment of a range of proprietary and non-proprietary quantitative indicators and the firm’s macro-economic analysis and judgment. It is expected that the macro-economic analysis will evolve over time and may include consideration of the following: historical risk and return characteristics; global market valuations; global yield curves; asset class, regional, and country correlations; profit cycle analyses and style and sector rotation; expected beta; estimate revisions and earnings surprises; investor sentiment; and other factors. Individual equity security selection is based on quantitative screening and optimization to achieve desired market exposures while seeking to manage security-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation based on a modified top-down view. A security may also be sold if the sub-adviser believes it exhibits unusual volatility or price movement.

Under normal circumstances, the Fund currently expects to invest 0-75% of its net assets in equity securities, 25-90% in fixed-income securities and other fixed and floating-rate income instruments, 0-25% in commodities (primarily through the use of exchange-traded funds (“ETFs”) that invest in commodities or commodities-related investments) and/or currencies, and 0-25% in cash and cash equivalents. The Fund may also invest in derivatives (as described below) to obtain such exposures. To the extent the Fund holds cash as collateral for derivatives, or enters into forward foreign currency exchange contracts to hedge current portfolio holdings, the ranges described above may be exceeded. The expected long-term (over a true secular cycle of at least 10 years) target allocation of the Fund is 60% in fixed-income securities and 40% in equity securities. There is no requirement to manage the Fund within this target allocation. The Fund’s actual asset allocation may be materially different depending on market conditions, and the Fund’s asset allocation over shorter or longer market cycles may differ materially from the target.

The Fund may invest without limit in both developed and emerging markets, including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts. The Fund may invest in fixed-income securities of any credit quality including securities rated below investment grade and comparable unrated securities (“junk”), and expects to invest principally in fixed-income securities that are issued by corporations, issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed and asset-backed securities, inflation-linked debt securities or zero coupon bonds. The Fund may also invest in senior loans and variable rate obligations. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may invest in ETFs, a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. The Fund currently expects to gain exposures to certain types of investments principally through ETFs. The Fund may invest in certain ETFs beyond the limits under the Investment Company Act of 1940, as amended (the “1940 Act”), subject to certain terms and conditions. Investment in cash or cash equivalents may include U.S. and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.

The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates, to change the effective duration of the fixed-income securities in its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Fund expects to use derivatives principally when seeking to gain exposure to equity or fixed-income securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts, but may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars, equity-linked securities and equity swap agreements; interest rate, total return, inflation and credit default swaps; forward rate agreements; and credit linked notes and other similarly structured products. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments. There is no stated limit on the Fund’s use of derivatives.

Principal Risks

Market Risk. The value of investments held by the Fund may increase or decrease in response to economic, political and financial events (whether real, expected or perceived) in the U.S. and global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, such as decreases or increases in short-term interest rates, could cause high volatility in markets. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets. Fixed-income markets may experience periods of relatively high volatility in an environment where U.S. treasury yields are rising.

Equity Securities Risk. The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to renegotiate defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Emerging Markets Investment Risk. Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve greater risks than developed market securities. Such risks may be greater in frontier markets.

Currency Risk. Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Derivatives Risk. The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying asset, rate, index or instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment, particularly when there is no stated limit on the Fund’s use of derivatives. A derivative investment also involves the risks relating to the asset, index, rate or instrument underlying the investment.

When-Issued and Forward Commitment Risk. Securities purchased on a when-issued or forward commitment basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price.

ETF Risk. ETFs are subject to the risks of investing in the underlying securities or other investments. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests. Other pooled investment vehicles generally are subject to risks similar to those of ETFs.

ETN Risk. ETNs are debt obligations and their payments of interest or principal are linked to the performance of a reference investment (typically an index). ETNs are subject to the performance of their issuer and may lose all or a portion of their entire value if the issuer fails or its credit rating changes. An ETN that is tied to a specific index may not be able to replicate and maintain exactly the composition and weighting of the components of that index.  ETNs also incur certain expenses not incurred by the reference investment and the cost of owning an ETN may exceed the cost of investing directly in the reference investment.  The market trading price of an ETN may be more volatile than the reference investment it is designed to track. The Fund may purchase an ETN at prices that exceed its net asset value and may sell such investments at prices below such net asset value. The Fund may not be able to liquidate ETN holdings at the time and price desired, which may impact Fund performance.

Smaller Company Risk. The stocks of smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Credit Risk. Investments in fixed income securities or other income instruments (referred to below as “debt instruments”) are subject to the risk of non-payment of scheduled principal and interest. Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of debt instruments also may decline because of concerns about the issuer’s ability to make principal and interest payments. In addition, the credit ratings of debt instruments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments deteriorates. In the event of bankruptcy of the issuer of a debt instrument, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel, which may increase the Fund’s operating expenses and adversely affect net asset value.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer maturities are more sensitive to changes in interest rates than shorter maturity securities, causing them to be more volatile. Conversely, fixed income securities with shorter maturities will be less volatile but may provide lower returns than fixed income securities with longer maturities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

U.S. Government Securities Risk. Although certain U.S. Government-sponsored agencies (such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association) may be chartered or sponsored by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Treasury securities generally have a lower return than other obligations because of their higher credit quality and market liquidity.

Lower Rated Investments Risk. Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers. Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments. An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs. Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Municipal Obligation Risk. The amount of public information available about municipal obligations is generally less than for corporate equities or bonds, meaning that the investment performance of municipal obligations may be more dependent on the analytical abilities of the investment adviser than stock or corporate bond investments. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices. The differences between the price at which an obligation can be purchased and the price at which it can be sold may widen during periods of market distress. Less liquid obligations can become more difficult to value and be subject to erratic price movements. The increased presence of nontraditional participants (such as proprietary trading desks of investment banks and hedge funds) or the absence of traditional participants (such as individuals, insurance companies, banks and life insurance companies) in the municipal markets may lead to greater volatility in the markets because non-traditional participants may trade more frequently or in greater volume.

Real Estate Risk. Real estate investments are subject to risks associated with owning real estate, including declines in real estate values, increases in property taxes, fluctuations in interest rates, limited availability of mortgage financing, decreases in revenues from underlying real estate assets, declines in occupancy rates, changes in government regulations affecting zoning, land use, and rents, environmental liabilities, and risks related to the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. The Fund is not eligible for a deduction from dividends received from REITs that is available to individuals who invest directly in REITs. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.

Commodity-Related Investments Risk. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes are unpredictable. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments. Commodity-linked notes may be structured such that their performance deviates significantly from the underlying index or instrument.

Liquidity Risk. The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Additional Risks of Loans. Loans are traded in a private, unregulated inter-dealer or inter-bank resale market and are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund’s ability to buy or sell loans (thus affecting their liquidity) and may negatively impact the transaction price. See also “Market Risk” above. It also may take longer than seven days for transactions in loans to settle. Due to the possibility of an extended loan settlement process, the Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs, such as to satisfy redemption requests from Fund shareholders. Loans may be structured such that they are not securities under securities law, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. Loans are also subject to risks associated with other types of income investments as described herein.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in “pools” of commercial or residential mortgages or other assets, including consumer loans or receivables. Movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain types of mortgage- and asset-backed securities. Although certain mortgage- and asset-backed securities are guaranteed as to timely payment of interest and principal by a government entity, the market price for such securities is not guaranteed and will fluctuate. The purchase of mortgage- and asset-backed securities issued by non-government entities may entail greater risk than such securities that are issued or guaranteed by a government entity. Mortgage- and asset-backed securities issued by non-government entities may offer higher yields than those issued by government entities, but may also be subject to greater volatility than government issues and can also be subject to greater credit risk and the risk of default on the underlying mortgages or other assets. Investments in mortgage- and asset-backed securities are subject to both extension risk, where borrowers pay off their debt obligations more slowly in times of rising interest rates, and prepayment risk, where borrowers pay off their debt obligations sooner than expected in times of declining interest rates.

Leverage Risk. Certain fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an asset, index, rate or instrument. Leverage can increase both the risk and return potential of the Fund. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Zero-Coupon Bond Risk. Zero-coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.

Risks Associated with Active and Quantitative Management. The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions. The portfolio managers also use quantitative investment techniques and analyses in making investment decisions for the Fund. There can be no assurance that these techniques will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective(s). In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. The Fund relies on various service providers, including the investment adviser, in its operations and is susceptible to operational, information security and related events (such as cyber or hacking attacks) that may affect them or the services that they provide to the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of two broad-based securities market indices and with a blended index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2011 through December 31, 2017, the highest quarterly total return for Class A was 5.96% for the quarter ended March 31, 2013, and the lowest quarterly return was -3.73% for the quarter ended September 30, 2015. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2017 to September 30, 2018) was 2.64%.

Average Annual Total Return as of December 31, 2017
Average Annual Total Returns - Eaton Vance Richard Bernstein All Asset Strategy Fund		One Year	Five Years	Life of Fund	Inception Date
Class A		8.12%	5.98%	6.78%	Sep. 30, 2011
Class A | After Taxes on Distributions		7.59%	5.66%	6.48%
Class A | After Taxes on Distributions and Sales		5.03%	4.64%	5.35%
Class C		12.88%	6.43%	6.98%	Sep. 30, 2011
Class I		15.01%	7.51%	8.06%	Sep. 30, 2011
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		3.54%	2.10%	2.53%
MSCI ACWI Index (reflects net dividends, which reflect the deduction of withholding taxes)		23.97%	10.79%	12.40%
Blended Index (reflects no deduction for fees, expenses or taxes)	[1]	11.32%	5.63%	6.54%
[1]	The blended index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly.

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. The Fund commenced operations on September 30, 2011. (Source for MSCI ACWI Index: MSCI) MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this data, and has no liability hereunder. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.